PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Components of Net Property, Plant and Equipment

	December 31,
	2012	2011
Land and improvements	$1.9	$1.9
Building and improvements	62.3	63.1
Machinery, equipment and capital leases	142.7	139.7
Office furniture, fixtures and capitalized software	87.3	82.0
Leasehold improvements	12.5	12.3
Construction-in-progress	18.8	10.5

	325.5	309.5
Accumulated depreciation	(226.0)	(210.6)

	$99.5	$98.9